Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Earnings per share [Abstract]
Profit (loss) from continuing operations	[2]	€ 612	[1]	€ 999	[1]	€ 990
Profit (loss) from continuing operations attributable to non-controlling interests	[2]	4		8		5
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	[2]	608		991		985
Profit (loss) from discontinued operations	[3]	2,711	[1],[4]	196	[2],[5]	183	[2],[5]
Income from discontinued operations attributable to owners of parent	[2]	2,711		196		183
Profit (loss), attributable to owners of parent	[2]	€ 3,319		€ 1,187		€ 1,167
Weighted average number of ordinary shares used in calculating basic earnings per share	[2]	904,271,675		907,721,150		921,062,109
Incremental shares from assumed conversions of options	[2]	387,125		757,622		1,288,001
Incremental shares from assumed conversions of performance shares	[2]	2,548,891		5,561,501		5,896,049
Incremental shares from assumed conversions of restricted share rights	[2]	2,376,736		2,584,728		2,524,606
Dilutive potential common shares	[2]	5,383,080		8,903,851		9,708,656
Diluted weighted average number of shares (after deduction of treasury shares) during the year	[2]	909,654,754		916,625,001		930,770,765
Basic earnings (loss) per share from continuing operations attributable to shareholders	[2]	€ 0.67		€ 1.09		€ 1.07
Basic earnings (loss) per share from discontinued operations	[2]	3		0.22		0.2
Basic earnings (loss) per share	[2]	3.67		1.31		1.27
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[2]	0.67		1.08		1.06
Diluted earnings (loss) per share from discontinued operations	[2]	2.98		0.21		0.2
Diluted earnings (loss) per share	[2]	3.65		1.29		1.25
Dividends paid, ordinary shares per share	[2]	€ 0.85		€ 0.85		€ 0.85

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[4]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[5]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.